Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Shares excluded from the calculation of diluted EPS options and RSUs since their effect is anti-dilutive	315	0	3,165